Summary of Significant Accounting Policies (Details Textual) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended										12 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended
	Sep. 30, 2012	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Jul. 17, 2014	Dec. 31, 2013	Jul. 31, 2013	Jul. 03, 2013	Jun. 05, 2013	Apr. 24, 2012	Dec. 31, 2011	Jun. 30, 2014 Third Quarter 2014 [Member]	Dec. 31, 2013 Kings Gaming [Member]	Jun. 30, 2014 VIP Room [Member]	Jun. 30, 2014 VIP Room [Member] Third Quarter 2014 [Member]	Dec. 31, 2013 Bao Li Gaming [Member]	Jun. 30, 2014 Bao Li Gaming [Member] Third Quarter 2014 [Member]	Jun. 30, 2014 Bad Debt Guarantee [Member] Minimum [Member]	Jun. 30, 2014 Bad Debt Guarantee [Member] Maximum [Member]	Jun. 30, 2014 Non Compete Agreement [Member] Minimum [Member]	Jun. 30, 2014 Non Compete Agreement [Member] Maximum [Member]	Jun. 30, 2014 Profit Interest Agreement [Member] Minimum [Member]	Jun. 30, 2014 Profit Interest Agreement [Member] Maximum [Member]
Foreign Currency Exchange [Line Items]
Revenues Earned Based On Percentage Of Non Negotiable Chips				0.05%
Total Rolling Chip Turn Over		$ 4,671,029,000	$ 4,464,312,000	$ 9,439,421,000	$ 8,560,354,000
Change Of Revenue Recognition Model	On August 1, 2012, the Company announced that, beginning on September 1, 2012, it would be changing its remuneration model from a fixed commission model of 1.25% of the rolling chip turnover to a revenue sharing model.
Markers Receivable		214,400,733		214,400,733			242,350,301
Gaming Win Rate Percentage		2.18%	3.06%	2.90%	3.17%
Directors Share Based Compensation Value		310,000		310,000			209,000
Advertising Expense		229,676	29,453	547,638	32,304
Diluted Common Stock Related To Underwriters				1,440,000
Unit Purchase Option Expiration Description				The UPO expired on August 10, 2013
Directors Compensation Value Payable In Ordinary Shares				20,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized												200,000
Ordinary Shares Issuable To Directors and Key Management Employees						60,790		60,610	60,610		50,400		60,790
Finite-Lived Intangible Asset, Useful Life																			3 years	5 years 6 months	9 years	11 years 8 months 12 days	9 years	11 years 8 months 12 days
Sale of Stock, Price Per Share										$ 4.07
Issue Of Common Stock Subject To Gross Profit Target														8,860,000
Rolling Chip Turnover Target Achieved, Amount															$ 5,000,000,000		$ 5,000,000,000
Ordinary Shares Issuable														0		1,250,000		1,250,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		1,250,000		1,250,000
Weighted Average Number Basic And Diluted Outstanding Shares Adjustment Description				Accordingly, as required by FASB ASC Topic 260 Earnings Per Share the number of weighted average Ordinary Shares outstanding for basic and diluted earnings per share have been increased retroactively by a factor of 1.081 for all periods presented before June 21, 2013.
Property, Plant and Equipment, Estimated Useful Lives				two to five years